Organization and Basis of Presentation - Narrative (Details)		12 Months Ended
	Dec. 23, 2015	Dec. 31, 2017 USD ($) DWT	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization and Basis of Presentation [Table] [Line Items]
Amount of time sale expected to be complete		1 year
Maturity of Time Deposits		3 months
Number of vessels owned		55
Stockholders' Equity Note, Stock Split, Conversion Ratio	12
Stockholders' Equity, Reverse Stock Split				On December 31, 2015, the Company effected a one-for-twelve reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Property, Plant and Equipment, Useful Life		25 years
Period used for estimated scrap value		4 years
Cost of Property Repairs and Maintenance		$ 0	$ 0	$ 0
Period of time charter rates		5 years
Period of time charter rate, historical average used for impairment test		10 years
Amortization of deferred financing costs		$ 6,085,000	4,137,000	1,988,000
Deferred Finance Costs, Gross		30,241,000	26,079,000
Accumulated Amortization, Deferred Finance Costs		12,128,000	6,172,000
Write off of deferred financing cost		$ 470,000	$ 3,781,000	$ 16,085,000
Finite-Lived Intangible Assets, Remaining Amortization Period		5 years
Number of major customers		2	2	3
Liquidity period		12 months
Number of credit agreements			8
Cash, FDIC Insured Amount		$ 0
Minimum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		30 months
Maximum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Table] [Line Items]
Minimum carrying capicity of vessels | DWT		30,000
Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		18
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		37
Kamsarmax pool
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		0.42	0.40	0.41
Ultramax pool
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		.58	.6	0.43
Capesize pool
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer				0.08
Secured Debt
Organization and Basis of Presentation [Table] [Line Items]
Number of credit agreements		9
2nd Quarter 2018 [Member] | Hull 2215-TBN SBI Lynx [Member] | Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Contracts to acquire New Vessels		1